                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
                       Certified Shareholder Report of
                  Registered Management Investment Companies

                                   811-5536

                     (Investment Company Act File Number)

                                Hibernia Funds
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010

                                (412) 288-1900
                       (Registrant's Telephone Number)

                            Gail C. Jones, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 8/31/06

              Date of Reporting Period: Six months ended 2/28/06
                                        ------------------------

Item 1.     Reports to Stockholders

SEMI-ANNUAL REPORT

FEBRUARY 28, 2006 (unaudited)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

[Logo of Hibernia Funds]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund
Class A Shares
Class B Shares

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

Hibernia Funds

February 28, 2006 (unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Capital Appreciation Fund--Class A Shares
2001	$ 27.41	0.02	(6.07)	(6.05)	--	(0.52)
2002	$ 20.84	0.04	(3.44)	(3.40)	(0.02)	(0.92)
2003	$ 16.50	0.08 (3)	1.31	1.39	(0.07)	--
2004	$ 17.82	0.08 (3)	1.62	1.70	(0.07)	(1.14)
2005	$ 18.31	0.13 (3)	2.26	2.39	(0.15)	(1.13)
2006(4)	$ 19.42	0.07 (3)	1.11	1.18	(0.08)	(1.51)
Capital Appreciation Fund--Class B Shares
2001	$ 26.76	(0.18)	(5.87)	(6.05)	--	(0.52)
2002	$ 20.19	(0.11)	(3.31)	(3.42)	--	(0.92)
2003	$ 15.85	(0.04)(3)	1.25	1.21	--	--
2004	$ 17.06	(0.06)(3)	1.56	1.50	--	(1.14)
2005	$ 17.42	(0.01)(3)	2.14	2.13	--	(1.13)
2006(4)	$ 18.42	(0.00)(3)(6)	1.06	1.06	--	(1.51)
Louisiana Municipal Income Fund--Class A Shares
2001	$ 10.85	0.53(3)	0.50	1.03	(0.53)	(0.02)
2002	$ 11.33	0.51(7)	0.07(7)	0.58	(0.51)	(0.00)(6)
2003	$ 11.40	0.50	(0.12)	0.38	(0.50)	(0.07)
2004	$ 11.21	0.48	0.17	0.65	(0.47)	(0.03)
2005	$ 11.36	0.46	(0.07)	0.39	(0.46)	(0.03)
2006(4)	$ 11.26	0.20	(0.15)	0.05	(0.20)	(0.33)
Louisiana Municipal Income Fund--Class B Shares
2002(8)	$ 11.36	0.34(7)	0.05(7)	0.39	(0.35)	(0.00)(6)
2003	$ 11.40	0.40	(0.12)	0.28	(0.40)	(0.07)
2004	$ 11.21	0.38	0.19	0.57	(0.38)	(0.03)
2005	$ 11.37	0.36	(0.07)	0.29	(0.36)	(0.03)
2006(4)	$ 11.27	0.15	(0.14)	0.01	(0.16)	(0.33)
Mid Cap Equity Fund--Class A Shares
2001	$ 16.01	(0.03)	(2.12)	(2.15)	--	(1.29)
2002	$ 12.57	(0.02)	(1.01)	(1.03)	--	(0.08)
2003	$ 11.46	(0.05)(3)	1.51	1.46	--	--
2004	$ 12.92	(0.02)(3)	1.56	1.54	--	(0.07)
2005	$ 14.39	0.03 (3)	4.00	4.03	--	(0.72)
2006(4)	$ 17.70	0.02	1.15	1.17	(0.04)	(0.80)

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(2) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(3) Based on average shares outstanding.

(4) Six months ended February 28, 2006 (unaudited).

(5) Computed on an annualized basis.

(6) Represents less than $0.01.

(See Notes which are an integral part of the Financial Statements)

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return (1)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement (2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.52)	$ 20.84	(22.37)%	1.21%	0.07%	--	$ 265,817	2%
(0.94)	$ 16.50	(17.18)%	1.23%	0.18%	--	$ 217,744	3%
(0.07)	$ 17.82	8.46%	1.27%	0.48%	--	$ 234,905	29%
(1.21)	$ 18.31	9.87%	1.25%	0.41%	--	$ 239,871	22%
(1.28)	$ 19.42	13.44%	1.26%	0.70%	--	$ 240,297	32%
(1.59)	$ 19.01	6.42%	1.25%(5)	0.74%(5)	--	$ 240,438	20%

(0.52)	$ 20.19	(22.93)%	1.96%	(0.68)%	--	$ 15,245	2%
(0.92)	$ 15.85	(17.83)%	1.98%	(0.57)%	--	$ 11,849	3%
--	$ 17.06	7.63%	2.02%	(0.27)%	--	$ 11,865	29%
(1.14)	$ 17.42	9.08%	2.00%	(0.34)%	--	$ 11.981	22%
(1.13)	$ 18.42	12.56%	2.01%	(0.04)%	--	$ 9,077	32%
(1.51)	$ 17.97	6.08%	2.00%(5)	(0.02)%(5)	--	$ 7,951	20%

(0.55)	$ 11.33	9.79%	0.66%	4.83%	0.33%	$ 98,822	9%
(0.51)	$ 11.40	5.32%	0.71%	4.59%(7)	0.33%	$ 84,361	10%
(0.57)	$ 11.21	3.33%	0.74%	4.36%	0.33%	$ 81,468	9%
(0.50)	$ 11.36	5.88%	0.75%	4.20%	0.33%	$ 78,288	11%
(0.49)	$ 11.26	3.49%	0.76%	3.98%	0.34%	$ 75,298	53%
(0.53)	$ 10.78	0.51%	0.74%(5)	3.65%(5)	0.36%(5)	$ 68,504	9%

(0.35)	$ 11.40	3.60%	1.59%(5)	3.76%(5)(7)	0.23%(5)	$ 2,824	10%
(0.47)	$ 11.21	2.47%	1.59%	3.51%	0.23%	$ 4,127	9%
(0.41)	$ 11.37	5.08%	1.60%	3.35%	0.23%	$ 3,569	11%
(0.39)	$ 11.27	2.60%	1.61%	3.13%	0.24%	$ 3,342	53%
(0.49)	$ 10.79	0.08%	1.59%(5)	2.80%(5)	0.26%(5)	$ 2,873	9%

(1.29)	$ 12.57	(14.05)%	1.58%	(0.21)%	0.15%	$ 36,985	20%
(0.08)	$ 11.46	(8.27)%	1.57%	(0.51)%	--	$ 42,545	12%
--	$ 12.92	12.74%	1.55%	(0.48)%	--	$ 59,735	25%
(0.07)	$ 14.39	12.01%	1.45%	(0.14)%	--	$ 74,783	51%
(0.72)	$ 17.70	28.80%	1.36%	0.20%	--	$ 123,321	37%
(0.84)	$ 18.03	6.92%	1.31%(5)	0.28%(5)	--	$ 134,022	15%

(7) Effective September 1, 2001 the Louisiana Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting short and long term discounts on debt securities. For the period ended August 31, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) per share, but increased the ratio of net investment income to average net assets from 4.58% to 4.59% for Class A Shares and increased the ratio of net investment income to average net assets from 3.75% to 3.76% for Class B Shares. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(8) Reflects operations for the period from November 15, 2001 (date of initial public offering) to August 31, 2002.

Financial Highlights (continued)

Hibernia Funds

February 28, 2006 (unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Mid Cap Equity Fund--Class B Shares
2001	$ 15.81	(0.11)	(2.13)	(2.24)	--	(1.29)
2002	$ 12.28	0.18	(1.26)	(1.08)	--	(0.08)
2003	$ 11.12	(0.14)(3)	1.46	1.32	--	--
2004	$ 12.44	(0.12)(3)	1.50	1.38	--	(0.07)
2005	$ 13.75	(0.09)(3)	3.81	3.72	--	(0.72)
2006(4)	$ 16.75	(0.10)	1.15	1.05	--	(0.80)
Total Return Bond Fund
2001	$ 9.62	0.57	0.56	1.13	(0.59)	--
2002	$ 10.16	0.52 (3)(6)	-- (6)	0.52	(0.53)	--
2003	$ 10.15	0.45 (3)	(0.11)	0.34	(0.51)	--
2004	$ 9.98	0.41 (3)	(0.05)	0.36	(0.45)	--
2005	$ 9.89	0.38 (3)	(0.05)	0.33	(0.44)	--
2006(4)	$ 9.78	0.20	(0.30)	(0.10)	(0.22)	--

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(2) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(3) Based on average shares outstanding.

(4) Six months ended February 28, 2006 (unaudited).

(5) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return (1)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement (2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(1.29)	$ 12.28	(14.86)%	2.33%	(0.94)%	0.15%	$ 3,548	20%
(0.08)	$ 11.12	(8.87)%	2.32%	(1.26)%	--	$ 3,450	12%
--	$ 12.44	11.87%	2.30%	(1.23)%	--	$ 3,795	25%
(0.07)	$ 13.75	11.19%	2.20%	(0.89)%	--	$ 4,321	51%
(0.72)	$ 16.75	27.85%	2.11%	(0.56)%	--	$ 5,025	37%
(0.80)	$ 17.00	6.57%	2.06%(5)	(0.49)%(5)	--	$ 4,644	15%

(0.59)	$ 10.16	12.08%	0.97%	5.79%	0.30%	$ 71,060	8%
(0.53)	$ 10.15	5.39%	1.01%	5.18%(6)	0.30%	$ 47,428	0%
(0.51)	$ 9.98	3.38%	1.01%	4.38%	0.40%	$ 48,563	20%
(0.45)	$ 9.89	3.72%	1.01%	4.08%	0.40%	$ 51,957	22%
(0.44)	$ 9.78	3.39%	0.98%	3.92%	0.41%	$ 53,319	123%
(0.22)	$ 9.46	(1.04)%	0.92%(5)	4.20%(5)	0.27%(5)	$ 51,126	52%

(6) Effective September 1, 2001, the Total Return Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.34% to 5.18%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Financial Highlights (continued)

Hibernia Funds

February 28, 2006 (unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income

U.S. Government Income Fund
2001	$ 9.85	0.59	0.46	1.05	(0.60)
2002	$ 10.30	0.61 (3)	0.13 (3)	0.74	(0.56)
2003	$ 10.48	0.42 (4)	(0.11)	0.31	(0.49)
2004	$ 10.30	0.38 (4)	0.03	0.41	(0.41)
2005	$ 10.30	0.38 (4)	(0.16)	0.22	(0.45)
2006(5)	$ 10.07	0.21	(0.15)	0.06	(0.23)
Cash Reserve Fund--Class A Shares
2001	$ 1.00	0.05	--	0.05	(0.05)
2002	$ 1.00	0.01	(0.00)(7)	0.01	(0.01)
2003	$ 1.00	0.01	0.00 (7)	0.01	(0.01)
2004	$ 1.00	0.005	0.000 (8)	0.005	(0.005)
2005	$ 1.00	0.019	(0.000)(8)	0.019	(0.019)
2006(5)	$ 1.00	0.017	0.000 (8)	0.017	(0.017)
Cash Reserve Fund--Class B Shares
2001	$ 1.00	0.04	--	0.04	(0.04)
2002	$ 1.00	0.01	(0.00)(7)	0.01	(0.01)
2003	$ 1.00	0.01	0.00 (7)	0.01	(0.01)
2004	$ 1.00	0.003	0.001	0.004	(0.004)
2005	$ 1.00	0.018	(0.000)(8)	0.018	(0.018)
2006(5)	$ 1.00	0.017	(0.000)(8)	0.017	(0.017)
U.S. Treasury Money Market Fund
2001	$ 1.00	0.05	--	0.05	(0.05)
2002	$ 1.00	0.01	--	0.01	(0.01)
2003	$ 1.00	0.01	--	0.01	(0.01)
2004	$ 1.00	0.003	--	0.003	(0.003)
2005	$ 1.00	0.017	(0.000)(8)	0.017	(0.017)
2006(5)	$ 1.00	0.016	--	0.016	(0.016)

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(2) This expense decrease is reflected in both the net expense and net investment income ratios.

(3) Effective September 1, 2001, the U.S. Government Income Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gain (loss) per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.41% to 4.87%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(See Notes which are an integral part of the Financial Statements)

		Ratio to Average Net Assets
Net Asset Value, End of Period	Total Return(1)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$ 10.30	10.95%	0.68%	5.83%	0.31%	$ 85,017	27%
$ 10.48	7.39%	0.69%	4.87%(3)	0.31%	$ 85,093	39%
$ 10.30	3.01%	0.70%	3.97%	0.31%	$ 89,573	31%
$ 10.30	4.08%	0.70%	3.71%	0.31%	$ 82,231	29%
$ 10.07	2.14%	0.74%	3.74%	0.33%	$ 71,695	86%
$ 9.90	0.57%	0.72%(6)	4.26%(6)	0.34%(6)	$ 69,915	13%

$ 1.00	4.66%	0.90%	4.47%	--	$ 244,254	--
$ 1.00	1.27%	0.84%	1.28%	0.06%	$ 212,320	--
$ 1.00	0.80%	0.53%	0.81%	0.40%	$ 182,575	--
$ 1.00	0.55%	0.56%	0.55%	0.40%	$ 166,616	--
$ 1.00	1.97%	0.56%	1.89%	0.42%	$ 134,356	--
$ 1.00	1.74%	0.53%(6)	3.54%(6)	0.46%(6)	$ 198,002	--

$ 1.00	3.88%	1.65%	3.34%	--	$ 509	--
$ 1.00	0.84%	1.30%	0.81%	0.35%	$ 696	--
$ 1.00	0.57%	0.89%	0.45%	0.79%	$ 677	--
$ 1.00	0.40%	0.71%	0.39%	1.00%	$ 417	--
$ 1.00	1.81%	0.71%	1.78%	1.02%	$ 387	--
$ 1.00	1.66%	0.68%(6)	3.33%(6)	1.06%(6)	$ 407	--

$ 1.00	4.68%	0.64%	4.56%	--	$ 210,102	--
$ 1.00	1.38%	0.62%	1.37%	--	$ 193,535	--
$ 1.00	0.62%	0.65%	0.61%	--	$ 221,334	--
$ 1.00	0.34%	0.66%	0.34%	--	$ 152,264	--
$ 1.00	1.69%	0.70%	1.74%	--	$ 204,027	--
$ 1.00	1.57%	0.63%(6)	3.11%(6)	--	$ 152,063	--

(4) Based on average shares outstanding.

(5) Six months ended February 28, 2006 (unaudited).

(6) Computed on an annualized basis.

(7) Represents less than $0.01.

(8) Represents less than $0.001.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2005	Ending Account Value 2/28/2006	Expenses Paid During Period[1]
Hibernia Capital Appreciation Fund
Actual
Class A Shares	$ 1,000	$ 1,064.20	$ 6.40
Class B Shares	$ 1,000	$ 1,060.80	$ 10.22
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.60	$ 6.26
Class B Shares	$ 1,000	$ 1,014.88	$ 9.99
Hibernia Louisiana Municipal Income Fund
Actual
Class A Shares	$ 1,000	$ 1,005.10	$ 3.68
Class B Shares	$ 1,000	$ 1,000.80	$ 7.89
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.12	$ 3.71
Class B Shares	$ 1,000	$ 1,016.91	$ 7.95
Hibernia Mid Cap Equity Fund
Actual
Class A Shares	$ 1,000	$ 1,069.20	$ 6.72
Class B Shares	$ 1,000	$ 1,065.70	$ 10.55
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.30	$ 6.56
Class B Shares	$ 1,000	$ 1,014.58	$ 10.29
Hibernia Total Return Bond Fund
Actual	$ 1,000	$ 989.60	$ 4.54
Hypothetical (assuming a 5% return before expenses)	$ 1,000	$ 1,020.23	$ 4.61
Hibernia U.S. Government Income Fund
Actual	$ 1,000	$ 1,005.70	$ 3.58
Hypothetical (assuming a 5% return before expenses)	$ 1,000	$ 1,021.22	$ 3.61
Hibernia Cash Reserve Fund
Actual
Class A Shares	$ 1,000	$ 1,017.40	$ 2.65
Class B Shares	$ 1,000	$ 1,016.60	$ 3.40
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,022.17	$ 2.66
Class B Shares	$ 1,000	$ 1,021.42	$ 3.41
Hibernia U.S. Treasury Money Market Fund
Actual	$ 1,000	$ 1,015.70	$ 3.15
Hypothetical (assuming a 5% return before expenses)	$ 1,000	$ 1,021.67	$ 3.16

(1) Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios were as follows:

Hibernia Capital Appreciation Fund
Class A Shares	1.25%
Class B Shares	2.00%
Hibernia Louisiana Municipal Income Fund
Class A Shares	0.74%
Class B Shares	1.59%
Hibernia Mid Cap Equity Fund
Class A Shares	1.31%
Class B Shares	2.06%
Hibernia Total Return Bond Fund	0.92%
Hibernia U.S. Government Income Fund	0.72%
Hibernia Cash Reserve Fund
Class A Shares	0.53%
Class B Shares	0.68%
Hibernia U.S. Treasury Money Market Fund	0.63%

Statements of Assets and Liabilities

Hibernia Funds

February 28, 2006 (unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund

Assets:
Investments in repurchase agreements	$ --	$ --	$ --
Investments in securities	247,957,591	70,603,423	138,463,112
Total investments in securities, at value	247,957,591	70,603,423	138,463,112
Cash	164,897	18,360	91,643
Income receivable	585,087	945,410	182,410
Receivable for shares sold	25,534	--	115,276
Prepaid expenses	--	4,814	2,749

Total assets	248,733,109	71,572,007	138,855,190

Liabilities:
Payable for shares redeemed	93,404	--	30,599
Payable to bank	--	--	--
Income distribution payable	--	139,172	--
Payable for transfer and dividend disbursing agent fees and expenses	26,909	15,352	24,335
Payable for Directors’/Trustees’ fees	2,835	813	364
Payable for portfolio accounting fees (Note 5)	8,169	8,806	9,559
Payable for distribution services fee (Note 5)	49,200	9,648	28,323
Payable for shareholder services fee (Note 5)	3,437	556	919
Payable for custodian fees (Note 5)	3,953	418	2,477
Payable for advisory fee (Note 5)	143,826	10,217	79,622
Payable for share registration costs	8,268	9,240	13,071
Accrued expenses	4,053	--	--

Total liabilities	344,054	194,222	189,269

Net Assets Consist of:
Paid in capital	155,839,888	69,634,782	100,484,612
Net unrealized appreciation (depreciation) of investments	77,065,440	1,670,537	31,020,630
Accumulated net realized gain (loss) on investments	15,593,974	56,046	7,116,764
Undistributed (distributions in excess of) net investment income	(110,247)	16,420	43,915

Total Net Assets	$ 248,389,055	$ 71,377,785	$ 138,665,921

Net Assets:	$ 240,437,753 (1)	$ 68,504,332 (1)	$ 134,021,675 (1)

	$ 7,951,302 (2)	$ 2,873,453 (2)	$ 4,644,246 (2)

Shares Outstanding, No Par Value, Unlimited Shares Authorized:	12,646,148 (1)	6,354,523 (1)	7,431,637 (1)

	442,554 (2)	266,339 (2)	273,211 (2)

Total Shares Outstanding	13,088,702	6,620,862	7,704,848

Net Asset Value Per Share	$ 19.01 (1)	$ 10.78 (1)	$ 18.03 (1)

	$ 17.97 (2)	$ 10.79 (2)	$ 17.00 (2)

Offering Price Per Share*	$ 19.91 (1)***	$ 11.11 (1)****	$ 18.88 (1)***

	$ 17.97 (2)	$ 10.79 (2)	$ 17.00 (2)

Redemption Proceeds Per Share**	$ 19.01 (1)	$ 10.78 (1)	$ 18.03 (1)

	$ 16.98 (2)*****	$ 10.20 (2)*****	$ 16.07 (2)*****

Investments, at identified cost	$ 170,892,151	$ 68,932,886	$ 107,442,482

(1) Represents Class A Shares.

(2) Represents Class B Shares.

* See “What Do Shares Cost” in the Prospectus.

** See “How to Redeem and Exchange Shares” in the Prospectus.

*** Computation of Offering Price: 100/95.50 of net asset value.

**** Computation of Offering Price: 100/97 of net asset value.

***** Computation of Redemption Proceeds: 94.50/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$ --	$ --	$ 43,854,000	$ 21,715,000
50,830,564	69,877,229	156,264,241	130,459,548
50,830,564	69,877,229	200,118,241	152,174,548
15,441	--	30,972	60,120
421,489	334,990	243,683	216,218
1,021	25,869	670	500
--	1,938	--	--

51,268,515	70,240,026	200,393,566	152,451,386

30,922	75,415	1,571,894	--
--	29,782	--	--
58,102	177,937	275,851	300,587
10,651	8,616	50,356	20,279
592	1,237	5,142	767
6,027	4,916	17,291	7,389
9,957	7,991	14,980	--
--	--	76	--
1,514	1,368	1,268	1,323
11,050	11,120	13,917	46,681
7,973	6,748	13,294	2,814
5,835	--	20,757	9,042

142,623	325,130	1,984,826	388,882

53,810,614	71,414,849	198,458,866	152,062,041
(355,731)	(1,188,175)	--	--
(2,279,263)	(296,702)	(49,311)	(297)
(49,728)	(15,076)	(815)	760

$ 51,125,892	$ 69,914,896	$ 198,408,740	$ 152,062,504

$ 51,125,892	$ 69,914,896	$ 198,002,092 (1)	$ 152,062,504

--	--	$ 406,648 (2)	--

5,401,682	7,058,851	198,051,022 (1)	152,062,050

--	--	407,844 (2)	--

$ 5,401,682	$ 7,058,851	$ 198,458,866	$ 152,062,050

$ 9.46	$ 9.90	$ 1.00 (1)	$ 1.00

$ --	$ --	$ 1.00 (2)	$ --

$ 9.75 ****	$ 10.21 ****	$ 1.00 (1)	$ 1.00

$ --	$ --	$ 1.00 (2)	$ --

$ 9.46	$ 9.90	$ 1.00 (1)	$ 1.00

$ --	$ --	$ 0.95 (2)*****	$ --

$ 51,186,295	$ 71,065,404	$ 200,118,241	$ 152,174,548

Statements of Operations

Hibernia Funds

Six Months Ended February 28, 2006 (unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Investment Income:
Dividends	$ 2,395,497	$ --	$ 977,175
Interest	73,199	1,607,324	56,026

Total income	2,468,696	1,607,324	1,033,201

Expenses:
Investment adviser fee (Note 5)	929,501	164,658	488,641
Administrative personnel and services fee (Note 5)	118,696	35,253	62,231
Custodian fees (Note 5)	27,266	9,148	15,510
Transfer and dividend disbursing agent fees and expenses	48,180	27,751	39,528
Directors’/Trustees’ fees	10,651	3,345	4,836
Auditing fees	12,337	7,931	8,084
Legal fees	5,165	4,711	4,408
Portfolio accounting fees (Note 5)	42,882	32,970	31,228
Distribution services fee (Note 5)	331,167 (1)	99,086 (2)	174,663 (3)
Shareholder services fee (Note 5)	10,667 (5)	3,805 (5)	5,891 (5)
Share registration costs	13,251	12,716	13,963
Printing and postage	6,626	3,890	4,235
Insurance premiums	8,400	4,342	4,551
Miscellaneous	19,366	6,692	11,589

Total expenses	1,584,155	416,298	869,358

Waivers (Note 5):
Waiver of investment adviser fee	--	(96,458)	--
Waiver of distribution services fee	--	(35,069)(6)	--

Total waivers	--	(131,527)	--

Net expenses	1,584,155	284,771	869,358

Net investment income	884,541	1,322,553	163,843

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,607,372	45,459	8,270,439
Net change in unrealized appreciation (depreciation) of investments	(2,896,110)	(1,083,311)	467,820

Net realized and unrealized gain (loss) on investments	14,711,262	(1,037,852)	8,738,259

Change in net assets resulting from operations	$ 15,595,803	$ 284,701	$ 8,902,102

(1) Represents distribution services fee of $299,167 and $32,000, for Class A Shares and Class B Shares, respectively.

(2) Represents distribution services fee of $87,672 and $11,414, for Class A Shares and Class B Shares, respectively.

(3) Represents distribution services fee of $156,990 and $17,673, for Class A Shares and Class B Shares, respectively.

(4) Represents distribution services fee of $217,721 and $1,464 for Class A Shares and Class B Shares, respectively.

(5) Represents shareholder services fee for Class B Shares.

(6) Represents distribution services fee waiver for Class A Shares.

(7) Represents distribution services fee waiver of $130,632 and $1,464 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$ --	$ --	$ --	$ --
1,329,629	1,707,374	3,552,064	3,476,166

1,329,629	1,707,374	3,552,064	3,476,166

143,624	154,314	349,134	371,744
24,897	32,928	81,469	90,512
7,439	8,573	19,936	21,067
18,629	16,385	76,034	31,906
2,179	3,136	8,349	5,114
7,161	8,382	14,992	8,485
3,996	5,102	6,986	3,712
25,037	26,939	37,887	24,637
64,864	85,730	219,185 (4)	--
--	--	488 (5)	--
8,355	8,902	20,321	8,019
3,062	3,645	10,545	8,495
901	4,573	9,057	5,210
--	6,493	8,829	9,361

310,144	365,102	863,212	588,262

(70,973)	(82,809)	(270,586)	--
--	(34,292)	(132,096)(7)	--

(70,973)	(117,101)	(402,682)	--

239,171	248,001	460,530	588,262

1,090,458	1,459,373	3,091,534	2,887,904

(268,572)	(26,194)	(68)	96

(1,320,880)	(1,035,225)	--	--

(1,589,452)	(1,061,419)	(68)	96

$ (498,994)	$ 397,954	$ 3,091,466	$ 2,888,000

Statements of Changes in Net Assets

Hibernia Funds

Six Months Ended February 28, 2006 (unaudited)

	Capital Appreciation Fund		Louisiana Municipal Income Fund

	Six Months Ended (unaudited) February 28, 2006	Year Ended August 31, 2005	Six Months Ended (unaudited) February 28, 2006	Year Ended August 31, 2005

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$ 884,541	$ 1,699,665	$ 1,322,553	$ 3,194,766
Net realized gain (loss) on investments	17,607,372	24,795,577	45,459	2,316,326
Net change in unrealized appreciation/depreciation on investments	(2,896,110)	5,777,075	(1,083,311)	(2,752,612)

Change in net assets resulting from operations	15,595,803	32,272,317	284,701	2,758,480

Distributions to Shareholders:
Distributions from net investment income	(1,059,278)(1)	(1,968,218)(1)	(1,358,887)(4)	(3,221,806)(6)
Distributions from net realized gain on investments	(19,195,911)(2)	(15,427,956)(3)	(2,174,360)(5)	(242,663)(7)

Change in net assets from distributions to shareholders	(20,255,189)	(17,396,174)	(3,533,247)	(3,464,469)

Share Transactions:
Proceeds from sale of shares	8,359,325	28,035,553	2,751,637	6,523,336
Net asset value of shares issued to shareholders in payment of distributions declared	15,131,259	12,553,314	2,105,364	1,221,597
Cost of shares redeemed	(19,816,212)	(57,942,992)	(8,870,580)	(10,256,224)

Change in net assets from share transactions	3,674,372	(17,354,125)	(4,013,579)	(2,511,291)

Change in net assets	(985,014)	(2,477,982)	(7,262,125)	(3,217,280)
Net Assets:
Beginning of period	249,374,069	251,852,051	78,639,910	81,857,190

End of period	$ 248,389,055	$ 249,374,069	$ 71,377,785	$ 78,639,910

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (110,247)	$ 64,490	$ 16,420	$ 52,754

(1) Represents income distributions for Class A Shares.

(2) Represents gain distributions of $18,491,565 and $704,346 for Class A Shares and Class B Shares, respectively.

(3) Represents gain distributions of $14,699,925 and $728,031 for Class A Shares and Class B Shares, respectively.

(4) Represents income distributions of $1,314,639 and $44,248 for Class A Shares and Class B Shares, respectively.

(5) Represents gain distributions of $2,083,572 and $90,788 for Class A Shares and Class B Shares, respectively.

(6) Represents income distributions of $3,111,074 and $110,732 for Class A Shares and Class B Shares, respectively.

(7) Represents gain distributions of $232,355 and $10,308 for Class A Shares and Class B Shares, respectively.

(8) Represents gain distributions of $5,612,365 and $218,240 for Class A Shares and Class B Shares, respectively.

(9) Represents gain distributions of $4,092,304 and $220,414 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund

Six Months Ended (unaudited) February 28, 2006	Year Ended August 31, 2005	Six Months Ended (unaudited) February 28, 2006	Year Ended August 31, 2005	Six Months Ended (unaudited) February 28, 2006	Year Ended August 31, 2005

$ 163,843	$ 179,443	$ 1,090,458	$ 2,104,249	$ 1,459,373	$ 2,805,435
8,270,439	4,796,529	(268,572)	995,265	(26,194)	2,586,778
467,820	20,942,844	(1,320,880)	(1,324,572)	(1,035,225)	(3,795,326)

8,902,102	25,918,816	(498,994)	1,774,942	397,954	1,596,887

(299,371)(1)	--	(1,189,755)	(2,380,765)	(1,570,636)	(3,279,672)
(5,830,605)(8)	(4,312,718)(9)	--	--	--	--

(6,129,976)	(4,312,718)	(1,189,755)	(2,380,765)	(1,570,636)	(3,279,672)

12,735,001	53,270,556	3,311,386	11,370,453	5,144,789	8,899,103
4,212,723	3,495,222	841,418	1,785,999	566,931	1,077,899
(9,403,081)	(29,126,480)	(4,657,313)	(11,188,628)	(6,319,181)	(18,830,444)

7,544,643	27,639,298	(504,509)	1,967,824	(607,461)	(8,853,442)

10,316,769	49,245,396	(2,193,258)	1,362,001	(1,780,143)	(10,536,227)

128,349,152	79,103,756	53,319,150	51,957,149	71,695,039	82,231,266

$ 138,665,921	$ 128,349,152	$ 51,125,892	$ 53,319,150	$ 69,914,896	$ 71,695,039

$ 43,915	$ 179,443	$ (49,728)	$ 49,569	$ (15,076)	$ 96,187

Statements of Changes in Net Assets (continued)

Hibernia Funds

Six Months Ended February 28, 2006 (unaudited)

	Cash Reserve Fund		U.S. Treasury Money Market Fund

	Six Months Ended (unaudited) February 28, 2006	Year Ended August 31, 2005	Six Months Ended (unaudited) February 28, 2006	Year Ended August 31, 2005

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 3,091,534	$ 2,652,085	$ 2,887,904	$ 2,806,348
Net realized gain (loss) on investments	(68)	(614)	96	--

Change in net assets resulting from operations	3,091,466	2,651,471	2,888,000	2,806,348

Distributions to Shareholders:
Distributions from net investment income	(3,092,578)(1)	(2,651,462)(2)	(2,888,889)	(2,804,815)
Share Transactions:
Proceeds from sale of shares	264,763,067	283,720,645	760,325,816	5,465,772,446
Net asset value of shares issued to shareholders in payment of distributions declared	1,577,436	1,144,073	763,614	634,739
Cost of shares redeemed	(202,673,770)	(317,154,467)	(813,052,575)	(5,414,646,676)

Change in net assets from share transactions	63,666,733	(32,289,749)	(51,963,145)	51,760,509

Change in net assets	63,665,621	(32,289,740)	(51,964,034)	51,762,042
Net Assets:
Beginning of period	134,743,119	167,032,859	204,026,538	152,264,496

End of period	$ 198,408,740	$ 134,743,119	$ 152,062,504	$ 204,026,538

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (815)	$ 229	$ 760	$ 1,745

(1) Represents income distributions of $3,086,051 and $6,527 for Class A Shares and Class B Shares, respectively.

(2) Represents income distributions of $2,644,626 and $6,836 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Combined Notes to Financial Statements

Hibernia Funds
February 28, 2006 (unaudited)

(1) ORGANIZATION

Hibernia Funds (the “Trust”) organized as a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

Hibernia Capital Appreciation Fund (“Capital Appreciation Fund”)	diversified	provide growth of capital and income
Hibernia Louisiana Municipal Income Fund (“Louisiana Municipal Income Fund”)	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana
Hibernia Mid Cap Equity Fund (“Mid Cap Equity Fund”)	diversified	total return
Hibernia Total Return Bond Fund (“Total Return Bond Fund”)	diversified	maximize total return
Hibernia U.S. Government Income Fund (“U.S. Government Income Fund”)	diversified	provide current income
Hibernia Cash Reserve Fund (“Cash Reserve Fund”)	diversified	provide current income consistent with stability of principal
Hibernia U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	diversified	provide current income consistent with stability of principal and liquidity

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund offer two classes of shares: Class A Shares and Class B Shares. All shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund have equal rights with respect to voting, except on class-specific matters.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Total Return Bond Fund and U.S. Government Income Fund generally value fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund generally value short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Fixed income and short-term security prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements--It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause a Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by a Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gains and Losses, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly for Cash Reserve Fund and U.S. Treasury Money Market Fund. Distributions of net investment income are declared and paid quarterly for Capital Appreciation Fund and Mid Cap Equity Fund. Distributions of net investment income are declared and paid monthly for Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains has been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(3) SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund

	Six Months Ended February 28, 2006		Year Ended August 31, 2005

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	438,178	$ 8,322,780	1,475,551	$ 27,805,216
Shares issued to shareholders in payment of distributions declared	788,742	14,449,108	638,625	11,838,628
Shares redeemed	(957,451)	(18,168,905)	(2,837,043)	(53,461,333)

Net change resulting from Class A Share transactions	269,469	$ 4,602,983	(722,867)	$ (13,817,489)

	Capital Appreciation Fund

	Six Months Ended February 28, 2006		Year Ended August 31, 2005

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	2,026	$ 36,545	12,967	$ 230,337
Shares issued to shareholders in payment of distributions declared	39,522	682,151	40,677	714,686
Shares redeemed	(91,764)	(1,647,307)	(248,648)	(4,481,659)

Net change resulting from Class B Share transactions	(50,216)	$ (928,611)	(195,004)	$ (3,536,636)

Net change resulting from Fund Share transactions	219,253	$ 3,674,372	(917,871)	$ (17,354,125)

	Louisiana Municipal Income Fund

	Six Months Ended February 28, 2006		Year Ended August 31, 2005

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	250,928	$ 2,711,737	561,409	$ 6,361,770
Shares issued to shareholders in payment of distributions declared	186,049	2,000,750	101,474	1,146,892
Shares redeemed	(768,841)	(8,395,804)	(867,702)	(9,823,280)

Net change resulting from Class A Share transactions	(331,864)	$ (3,683,317)	(204,819)	$ (2,314,618)

	Louisiana Municipal Income Fund

	Six Months Ended February 28, 2006		Year Ended August 31, 2005

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	3,702	$ 39,900	14,201	$ 161,566
Shares issued to shareholders in payment of distributions declared	9,707	104,614	6,606	74,705
Shares redeemed	(43,602)	(474,776)	(38,242)	(432,944)

Net change resulting from Class B Share transactions	(30,193)	$ (330,262)	(17,435)	$ (196,673)

Net change resulting from Fund Share transactions	(362,057)	$ (4,013,579)	(222,254)	$ (2,511,291)

	Mid Cap Equity Fund

	Six Months Ended February 28, 2006		Year Ended August 31, 2005

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	709,382	$ 12,522,546	3,272,065	$ 52,844,795
Shares issued to shareholders in payment of distributions declared	237,656	4,013,365	214,458	3,294,077
Shares redeemed	(482,374)	(8,550,667)	(1,717,402)	(28,277,635)

Net change resulting from Class A Share transactions	464,664	$ 7,985,244	1,769,121	$ 27,861,237

	Mid Cap Equity Fund

	Six Months Ended February 28, 2006		Year Ended August 31, 2005

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	12,840	$ 212,455	27,268	$ 425,761
Shares issued to shareholders in payment of distributions declared	12,538	199,358	13,758	201,145
Shares redeemed	(52,104)	(852,414)	(55,315)	(848,845)

Net change resulting from Class B Share transactions	(26,726)	$ (440,601)	(14,289)	$ (221,939)

Net change resulting from Fund Share transactions	437,938	$ 7,544,643	1,754,832	$ 27,639,298

	Total Return Bond Fund

	Six Months Ended February 28, 2006		Year Ended August 31, 2005

	Shares	Dollars	Shares	Dollars

Shares sold	347,997	$ 3,311,386	1,161,593	$ 11,370,453
Shares issued to shareholders in payment of distributions declared	88,373	841,418	182,796	1,785,999
Shares redeemed	(489,303)	(4,657,313)	(1,144,736)	(11,188,628)

Net change resulting from Fund Share transactions	(52,933)	$ (504,509)	199,653	$ 1,967,824

	U.S. Government Income Fund

	Six Months Ended February 28, 2006		Year Ended August 31, 2005

	Shares	Dollars	Shares	Dollars

Shares sold	519,421	$ 5,144,789	877,702	$ 8,899,103
Shares issued to shareholders in payment of distributions declared	57,162	566,931	106,283	1,077,899
Shares redeemed	(635,662)	(6,319,181)	(1,852,318)	(18,830,444)

Net change resulting from Fund Share transactions	(59,079)	$ (607,461)	(868,333)	$ (8,853,442)

MONEY MARKET FUNDS

	Cash Reserve Fund

	Six Months Ended February 28, 2006		Year Ended August 31, 2005

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	264,739,799	$ 264,739,799	283,641,622	$ 283,641,622
Shares issued to shareholders in payment of distributions declared	1,571,389	1,571,389	1,137,501	1,137,501
Shares redeemed	(202,663,941)	(202,663,941)	(317,039,025)	(317,039,025)

Net change resulting from Class A Share transactions	63,647,247	$ 63,647,247	(32,259,902)	$ (32,259,902)

	Cash Reserve Fund

	Six Months Ended February 28, 2006		Year Ended August 31, 2005

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	23,268	$ 23,268	79,023	$ 79,023
Shares issued to shareholders in payment of distributions declared	6,047	6,047	6,572	6,572
Shares redeemed	(9,829)	(9,829)	(115,442)	(115,442)

Net change resulting from Class B Share transactions	19,486	$ 19,486	(29,847)	$ (29,847)

Net change resulting from Fund Share transactions	63,666,733	$ 63,666,733	(32,289,749)	$ (32,289,749)

	U.S. Treasury Money Market Fund

	Six Months Ended February 28, 2006		Year Ended August 31, 2005

	Shares	Dollars	Shares	Dollars

Shares sold	760,325,816	$ 760,325,816	5,465,772,446	$ 5,465,772,446
Shares issued to shareholders in payment of distributions declared	763,614	763,614	634,739	634,739
Shares redeemed	(813,052,575)	(813,052,575)	(5,414,646,676)	(5,414,646,676)

Net change resulting from Fund Share transactions	(51,963,145)	$ (51,963,145)	51,760,509	$ 51,760,509

(4) FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of February 28, 2006:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Capital Appreciation Fund	$ 170,892,151	$ 78,676,998	$ 1,611,558	$ 77,065,440
Louisiana Municipal Income Fund	68,919,572	1,924,091	240,240	1,683,851
Mid Cap Equity Fund	107,442,482	32,240,565	1,219,935	31,020,630
Total Return Bond Fund	51,229,037	175,314	573,787	(398,473)
U.S. Government Income Fund	71,064,953	73,346	1,261,070	(1,187,724)
Cash Reserve Fund	200,118,241 *	--	--	--
U.S. Treasury Money Market Fund	152,174,548 *	--	--	--

* at amortized cost.

At August 31, 2005, Total Return Bond Fund, U.S. Government Income Fund, Cash Reserve Fund and U.S. Treasury Money Market Fund had capital loss carryforwards, as noted below, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Years

Fund	2010	2011	2012	2013	Total

Total Return Bond Fund	$ 51,198	$ 1,926,558	$ --	$ --	$ 1,977,756
U.S. Government Income Fund	--	90,023	180,486	--	270,509
Cash Reserve Fund	931	44,663	3,035	--	48,629
U.S. Treasury Money Market Fund	--	--	--	393	393

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--Hibernia Asset Management L.L.C., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as follows:

Fund	Annual Rate

Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.50%(1)
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

(1) Prior to October 19, 2005, the advisory fee for Total Return Bond Fund was 0.70%.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the Adviser voluntarily waived a portion of its fee for the following Funds:

Fund

Louisiana Municipal Income Fund	$ 96,458
Total Return Bond Fund	108,968
U.S. Government Income Fund	82,809
Cash Reserve Fund	270,586

Administrative Fee--Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. Effective November 1, 2005, the fee paid to FAS is based on the average aggregate daily net assets of the Trust as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Trust

0.100%	on the first $500 million
0.070%	on the next $500 million
0.050%	on assets in excess of $1 billion

Prior to November 1, 2005, the fee paid to FAS was based on the average aggregate daily net assets of the Trust as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Trust

0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended February 28, 2006, the net fee paid to FAS was 0.096% of average aggregate net assets of the Funds.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Edgewood Services, Inc. (Edgewood), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund’s shares. Edgewood is a subsidiary of Federated Investors, Inc. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse Edgewood. Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may incur distribution expenses of up to 0.75% of average daily net assets of the Class B Shares, annually, to reimburse Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, Edgewood voluntarily waived a portion of its fee for the following Funds:

Fund

Louisiana Municipal Income Fund	$ 35,069
U.S. Government Income Fund	34,292
Cash Reserve Fund	132,096

For the six months ended February 28, 2006, the U.S. Treasury Money Market Fund did not incur a distribution services fee. When Edgewood receives fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. For the six months ended February 28, 2006, Edgewood did not retain any distribution fees paid by the Funds.

Sales Charges--For the six months ended February 28, 2006, Edgewood retained sales charges from the sale of Class A Shares as follows:

Fund	Sales Charge

Capital Appreciation Fund	$ 2
Mid Cap Equity Fund	$ 3

Shareholder Services Fee--Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may pay fees (service fees) up to 0.25% of the average daily net assets of each Fund’s Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, a Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial institutions may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended February 28, 2006, FSSC did not retain any fees paid by the Funds.

Portfolio Accounting Fees--Federated Services Company (FServ) maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the reporting period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--Hibernia National Bank is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the reporting period, plus out-of-pocket expenses.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2006 were as follows:

Fund	Purchases	Sales

Capital Appreciation Fund	$ 50,349,204	$ 67,701,131
Louisiana Municipal Income Fund	6,354,031	12,337,300
Mid Cap Equity Fund	21,951,457	19,760,032
Total Return Bond Fund	14,004,078	16,165,325

(7) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2006, 71.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 19.5% of total investments.

(8) SUBSEQUENT EVENT

Effective April 24, 2006, the Trust will change its name to the Capital One Funds, the Adviser will change its name to Capital One Asset Management, LLC, and the custodian will change its name to Capital One National Association.

Board Review of Advisory Contract

As required by the 1940 Act, the Hibernia Funds (“Funds”) Board has reviewed the Funds’ investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds’ investment objectives and long term performance; the Adviser’s management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the Hibernia organization in addition to investment advisory services; and a Fund’s relationship to other funds in the Hibernia Family of Funds.

In assessing the Adviser’s performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the Hibernia organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of detailed information about the Funds and the Hibernia organization. Hibernia provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Hibernia companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Hibernia are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided to each of the Funds by the Adviser and its affiliates was satisfactory.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like a Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract.

The Board discussed each Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of each Fund.

During the past year, each Fund’s investment advisory fee after waivers and expense reimbursements, if any, was near the median for its respective peer group, and the total expenses of each Fund, after waivers and reimbursements, if any, was that of comparably-sized funds in its peer group. The Board reviewed the fees and other expenses of the Funds with the Adviser and was satisfied that the overall expense structure of each Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also receives financial information about Hibernia, including reports on the compensation and benefits Hibernia derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Hibernia’s subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ custodian). The reports also discuss any indirect benefit Hibernia may derive from its receipt of research services from brokers who execute fund trades. The Board considered the profitability of the Funds to Hibernia as a whole and on a Fund-by-Fund basis. In the Board’s view, the cost of performing advisory services is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. This analysis requires a constructed allocation of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a family of funds that receive advisory and other services from the same organization. Based upon the review, the Board determined that the profitability analysis was of limited value.

Although the Board is always eager to discover any genuine “economies of scale,” its experience has been that such “economies” are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund’s performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that Hibernia’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the Hibernia family of Funds, the Board does not approach consideration of every Fund’s advisory contract as if that were the only fund offered by the Adviser.

Mutual funds are not bank deposits, or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. An investment in Hibernia Cash Reserve Fund and HIbernia U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without change and upon request, by calling 1-800-562-9007 Ext. 3-3326. A report of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Hibernia Funds website. Go to www.Hiberniafunds.com; select Proxy Voting Record; then select a Fund. This report on “Form N-PX” is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available from the EDGAR database on the SEC’s website at www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

Edgewood Services, Inc., Distributor of the Funds

007697 (04/06)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Hibernia Funds

By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer
                            (insert name and title)
Date        April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Principal Executive Officer
Date        April 21, 2006

By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer
Date        April 21, 2006